NOTE 4 - WARRANTS (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Class of Warrant or Right, Title of Security Warrants or Rights Outstanding
Warrants Issued During Period, Value, New Issues (in Dollars)	$ 117,620
Fair Value Assumptions, Expected Term	1 year 73 days
Fair Value Assumptions, Expected Volatility Rate	100.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Risk Free Interest Rate	1.40%